Average Annual Total Returns - FidelitySAIMunicipalIncomeFund-PRO - FidelitySAIMunicipalIncomeFund-PRO - Fidelity SAI Municipal Income Fund	Mar. 01, 2024
Fidelity SAI Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	7.55%
Past 5 years	2.32%
Since Inception	2.72%	[1]
Fidelity SAI Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.55%
Past 5 years	2.25%
Since Inception	2.66%	[1]
Fidelity SAI Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.76%
Past 5 years	2.36%
Since Inception	2.68%	[1]
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Since Inception	2.47%	[1]
LB083
Average Annual Return:
Past 1 year	6.81%
Past 5 years	2.36%
Since Inception	2.60%	[1]

[1]	AFrom October 2, 2018.